Accounts Receivable	12 Months Ended
Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Accounts receivable
7.	Accounts receivable
	December 31, 2019	December 31, 2018
Trade receivables	24,684	209
Other receivables	2,954	2,529
	27,638	2,738